Share Capital (Details) - Schedule of outstanding warrants	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding | $	$ 1,413,260
Exercise price | $ / shares	$ 0.27
Warrant [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding | $	$ 117,209
Outstanding	2009
Exercise price | $ / shares	[1]
Exercisable through	Exit event
Warrant One [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding | $	$ 59,384
Outstanding	2013
Exercise price | $ / shares	$ 0.92
Exercisable through	2023
Warrant Two [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding | $	$ 600,000
Outstanding	2018
Exercise price | $ / shares	$ 0.50
Exercisable through	2023
Warrant Three [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding | $	$ 170,000
Outstanding	2018
Exercise price | $ / shares	$ 0.50
Exercisable through	2023
Warrant Four [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding | $	$ 466,667
Outstanding	2018
Exercise price | $ / shares	$ 0.50
Exercisable through	2023

[1]	Represents an amount lower than $0.01